Consolidated Balance Sheets (Parentheticals) shares in Thousands	Jun. 30, 2024 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, nominal value (in Dollars per share) | ₪ / shares	₪ 0.01
Ordinary shares, authorized	180,000
Ordinary shares, outstanding	71,132